Commitments and contingencies (Details) - Assets Pledged as Collateral - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Book value of jack-up rigs pledged as collateral for debt facilities	$ 2,578.3	$ 2,396.2